Other related party transactions (Details Narrative) - CAD	Dec. 31, 2016	Dec. 31, 2015
OtherRelatedPartyTransactionsDetailsNarrativeAbstract
Accounts payable and accrued liabilities	CAD 10,443	CAD 62,048
Re-imbursement of expenses	CAD 46	CAD 34,881